REVENUE FROM CONTRACTS WITH CUSTOMERS (Tables) - OLD PlayStudios, Inc.	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Schedule of disaggregated revenue

	Three Months Ended March 31,
	2021	2020
Virtual currency (over time)(1)	$73,226	$58,168
Advertising (point in time)	871	134
Total net revenue	$74,097	$58,302
(1)	Virtual currency revenue is recognized over the estimated consumption period.

The following table summarizes the Company’s revenue disaggregated by type:

	Year Ended December 31,
	2020	2019	2018
Virtual currency (over time)(1)	$268,137	$231,726	$193,849
Advertising (point in time)	1,745	383	356
Other (over time)(2)	—	7,312	1,294
Total net revenue	$269,882	$239,421	$195,499
(1)	Virtual currency revenue is recognized over the estimated consumption period.
(2)	Amounts classified as Other primarily represent the release of deferred revenue under the King Agreement.

The following table summarizes the Company’s revenue disaggregated by geography:

	Year Ended December 31,
	2020	2019	2018
United States	$228,568	$200,418	$162,135
All other countries	41,314	39,003	33,364
Total net revenue	$269,882	$239,421	$195,499

Schedule of receivables and contract liabilities from contracts with customers

	Three Months Ended March 31,
	2021	2020
United States	$64,074	$49,152
All other countries	10,023	9,150
Total net revenue	$74,097	$58,302

The following table provides information about receivables and contract liabilities from contracts with customers (in thousands):

	December 31,
	2020	2019
Contract receivables, included in Receivables	$16,616	$14,249